EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.07

Client Name:	Ellington
Client Project Name:	EFMT 2024-INV1
Start - End Dates:	1/11/2023 - 3/30/2023
Deal Loan Count:	15

Rating Agency ATR QM Data Fields

Loans in Report:	15

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
1694759	ATR/QM: Exempt	No	Yes	11/15/2022	11/15/2022	No	No	6230.01	1/1/1900	9	Unemployed	Employed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694746	ATR/QM: Exempt	No	Yes	12/06/2022	12/05/2022	No	No	12025.01	1/1/1900	8.999	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694758	ATR/QM: Exempt	No	Yes	12/07/2022	Not Applicable	No	No	14700	1/1/1900	9.375	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694755	ATR/QM: Exempt	No	Yes	12/08/2022	12/07/2022	No	No	8085	1/1/1900	10.125	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694745	ATR/QM: Exempt	No	Yes	01/06/2023	01/06/2023	No	No	6996.5	1/1/1900	8.875	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694740	ATR/QM: Exempt	No	Yes	01/18/2023	01/18/2023	No	No	7500	1/1/1900	8.75	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694766	ATR/QM: Exempt	No	Yes	02/01/2023	02/01/2023	No	No	14501.85	1/1/1900	8.625	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694739	ATR/QM: Exempt	No	Yes	02/09/2023	Not Applicable	No	No	10675	1/1/1900	8.75	Unemployed	Unemployed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694752	ATR/QM: Exempt	No	Yes	02/16/2023	02/16/2023	No	No	12500	1/1/1900	8.875	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694750	ATR/QM: Exempt	No	Yes	02/16/2023	02/16/2023	No	No	15437.5	1/1/1900	9.25	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694751	ATR/QM: Exempt	No	Yes	02/16/2023	02/16/2023	No	No	16975	1/1/1900	7.1251	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694753	ATR/QM: Exempt	No	Yes	02/17/2023	02/17/2023	No	No	31500	1/1/1900	9.5	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694749	ATR/QM: Exempt	No	Yes	02/21/2023	02/21/2023	No	No	0	1/1/1900	7.9991	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
1694748	ATR/QM: Exempt	No	Yes	02/24/2023	02/24/2023	No	No	19941	1/1/1900	9.374	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
1694747	ATR/QM: Exempt	No	Yes	02/24/2023	02/24/2023	No	No	18900	1/1/1900	8.75	Unemployed	Employed	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.